Note 30 - Related Parties	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of related party [text block]
Note
30
Related parties

At the time of the transactions described in this note, the Group’s Chairman and Chief Executive Officer had control or significant influence over Beijing Kunlun Tech, StarMaker Interactive, Kunlun AI and
360
Mobile Security, either directly or through other investments. He further controls Opay through Balder Investment Inc, where certain other officers in the Group also have financial interests but no
voting rights.

The Group has significant influence over Opay and StarMaker through ownership interests in those entities. Moreover, the Group has joint control over Powerbets and nHorizon by having contractually agreed the sharing of control.

On
November 1, 2017,
the Group provided a revolving line of credit of
US$6.0
million to Opay. The Group
may
call the principal and interest at any time after
November 1, 2019.
Opay
may
elect to make early repayment at any time in its discretion. As of
December 31, 2018,
the total amount drawn under the credit facility was
US$1.4
million (
December 31, 2017:
0.2
million). The total amount of loans receivable due from Opay as of
December 31, 2018
includes a loan of
US$0.4
million provided under a separate loan agreement.

On
October 4, 2018,
the Group provided a revolving line of credit of
US$6.0
million to Powerbets. Prior to this, the Group had already advanced the sum of
US$2.0
million to Powerbets, which was deemed to be advanced under the terms of the credit facility. The principal, together with all accrued and unpaid interest, shall be repaid on the date set by Powerbets’ board of directors, which effectively requires the consent of the other investor in Powerbets. As of
December 31, 2018,
a total of
US$2.6
million was drawn under the credit facility.
No
repayment date has been set. That long-term loan is accounted for as part of our long-term interest in Powerbets.

Effective from
January 1, 2018,
the Group and Powerbets entered into a software development and consultancy agreement. The Group has also provided advertising services to Powerbets during
2018.

On
November 5, 2018,
the Group invested
US$30
million in StarMaker by purchasing preferred shares, resulting in a voting interest of
19.35%
and the Group having significant influence over the entity. As part of the investment, the Group also obtained an option to increase its ownership to
51%
in the
second
half of the year
2020.
StarMaker is controlled by the Group’s Chairman and Chief Executive Officer. See Note
29
for additional information.

On
December 19, 2018,
the Group acquired a microfinance business from Opay for a total consideration of
US$9.5
million. See Notes
28
and
29
 for more information on the acquisition.

The Group provides services to, or receives services from, certain related parties. Services received from Beijing Kunlun Tech consist of shared office facilities in Beijing, China. Services provided to Opay consist of development and key management personnel services and are invoiced based on time used and with a
5
-
8%
markup dependent of the type of service. The Group has also provided development and advertising services to Powerbets. Services received from
360
Mobile Security are related to distribution and promotion of the Group’s products worldwide. As of
December 31, 2018,
the Group had provided prepayments to
360
Mobile Security for distribution and promotion services as part of an agreement where
360
Mobile Security accepts financial risk related to the retention of acquired new users. The prepayments had a carrying amount of
US$10.4
million. On
December 21, 2018,
the Group entered into a strategic cooperation agreement with
360
Mobile Security related to acquiring its assistance in launching microfinance offerings in additional countries. Additional information about transactions with associates and joint ventures is included in Note
29.

Outstanding balances as of
December 31, 2017
and
2018
are unsecured and interest free and settlement occurs in cash. There have been no
guarantees provided or received for any related party receivable or payable.

[US$ thousands]			As of December 31,	As of December 31,
Balances with related parties	Category of related party	Type of balance	2017	2018
360 Mobile Security Limited	Key management personnel	Accounts receivable	—	770
360 Mobile Security Limited	Key management personnel	Distribution prepayment (liability)	(3,279)	10,420
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Other payables	(123)	(169)
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Revenue share liability	(150)	—
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Professional service receivable	239	—
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Professional service payable	(480)	(979)
Opay Digital Services Limited (HK)	Associate / Key management personnel	Loans receivable	631	1,779
Opay Digital Services Limited (HK)	Associate / Key management personnel	Trade receivable	2,829	4,271
Opay Digital Services Limited (HK)	Associate / Key management personnel	Accounts payable	—	(455)
Powerbets Holding Limited	Joint venture	Loans receivable	200	2,567
Powerbets Holding Limited	Joint venture	Trade receivable	—	4,369
StarMaker Interactive Inc.	Key management personnel	Loan receivable	516	—

			Predecessor	Successor
[US$ thousands]			Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Transactions with related parties	Category of related party	Type of transaction	2016	2016	2017	2018
Opay Digital Services Limited (HK)	Associate / Key management personnel	Technology licensing and other revenue	—	—	2,829	10,899
Powerbets Holdings Limited	Joint venture	Technology licensing and other, and advertising revenue	—	—	—	4,369
360 Mobile Security Limited	Entity with board member interest	Technology licensing and other, and advertising revenue	—	—	—	3,069
KUNLUN GLOBAL INTERNATIONAL SDN. BHD.	Key management personnel	Advertising revenue	—	—	—	68
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Technology licensing and other revenue	2,238	315	387	(18)
StarMaker Interactive Inc.	Key management personnel	Investment	—	—	—	(30,000)
360 Mobile Security Limited	Entity with board member interest	Marketing and distribution	(4,457)	(5,193)	(8,416)	(7,522)
Beijing Kunlun Tech Co., Ltd.	Key management personnel	Office facilities	—	(233)	(1,425)	(1,072)
Kunlun AI Inc.	Key management personnel	Professional services	(600)	(100)	—	—
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Cost of revenue	—	—	(72)	(45)
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Professional services	(1,107)	—	(513)	(941)
StarMaker Interactive Inc.	Key management personnel	Professional services	—	—	16	175
Opay Digital Services Limited (HK)	Associate / Key management personnel	Acquisition of business	—	—	—	(9,500)
Opay Digital Services Limited (HK)	Associate / Key management personnel	Investment	—	—	(4,969)	—
Opay Digital Services Limited (HK)	Associate / Key management personnel	License fee (cost of revenue)	—	—	—	(455)
nHorizon Innovation (Beijing) Software Ltd	Joint venture	Investment	—	(1,314)	(770)	—
Powerbets Holdings Limited	Joint venture	Investment	—	—	(310)	—

Following the acquisition of Opera Software AS, the Group and Otello entered into a time-restricted Transitional Service Agreement whereby individuals from each party provided support to one
another in line with historical activity. These activities were tracked and invoiced based on actual cost, which have resulted in only minimal net payments.